As filed with the Securities and Exchange Commission on August 11, 2023.

Registration File No. 33-82570
811-04234

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 43	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940	☐
PRE-EFFECTIVE AMENDMENT NO	☐
POST-EFFECTIVE AMENDMENT NO. 67	☒
Equitable America Variable Account L
(Exact Name of Trust)

Equitable Financial Life Insurance Company of America
(Name of Depositor)

525 Washington Blvd.
Jersey City, NJ 07310
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: 212-554-1234

SHANE DALY
Vice President and Associate General Counsel
Equitable Financial Life Insurance Company of America
525 Washington Blvd.
Jersey City, NJ 07310
(212) 314-3914
(Name and Address of Agent for Service)

Please Send Copies of all Communications to:
DODIE C. KENT, ESQ.
Eversheds Sutherland (US) LLP
1114 Avenue of the Americas
New York, New York 10036-7703

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☒  immediately upon filing pursuant to paragraph (b) of Rule 485.
☐  On ____________ pursuant to paragraph (b) of Rule 485.
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐  on ____________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
Units of interests under separate account flexible premium variable universal life insurance policies.

Supplement dated August 11, 2023, to the Updating Summary Prospectus and Prospectus dated May 1, 2023, for MONY Custom Master variable annuity contracts issued by
Equitable Financial Life Insurance Company of America
Equitable America Variable Account A

Supplement dated August 11, 2023, to the Updating Summary Prospectus and Prospectus dated May 1, 2023, for MONY Custom Equity Master and MONY Equity Master variable universal life policies issued by
Equitable Financial Life Insurance Company of America
Equitable America Variable Account L

This Supplement amends certain information in your variable annuity contract (“Contract”) and variable universal life policy (“Policy”) prospectuses (the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference.

Important Notice Regarding the Reorganization of Several EQ Premier VIP Trust Portfolios
The Board of Trustees of the EQ Premier VIP Trust (the “VIP Trust”) approved a form of Agreement and Plan of Reorganization and Termination to reorganize VIP Trust Portfolios (the “Acquired Portfolio”) into newly created Portfolios (the Acquiring Portfolio”) of the EQ Advisors Trust (the “EQ Trust”) that are substantially identical to the Acquired Portfolios (the “Reorganizations”). The Reorganizations are subject to approval and will be submitted to Acquired Portfolio Contract/Policy Owners for their consideration at a special shareholder meeting to be held on or about October 23, 2023. If approved, the Reorganizations are expected to take place early November 2023 (the “Closing Date”).  The list of Acquired Funds and corresponding Acquiring Funds are shown in the table below:
VIP Trust – Acquired Portfolios	EQ Trust - Acquiring Portfolios*
EQ/Aggressive Allocation Portfolio	EQ/Aggressive Allocation Portfolio
EQ/Conservative Allocation Portfolio	EQ/Conservative Allocation Portfolio
EQ/Conservative-Plus Allocation Portfolio	EQ/Conservative-Plus Allocation Portfolio
EQ/Moderate Allocation Portfolio	EQ/Moderate Allocation Portfolio
EQ/Moderate-Plus Allocation Portfolio	EQ/Moderate-Plus Allocation Portfolio
* Equitable Investment Management Group, LLC serves as the investment adviser for the Acquired Portfolios and the Acquiring Portfolios and will continue to serve as the investment adviser for the Acquiring Portfolios after the Reorganizations.
Contract/Policy Owners of each Acquired Portfolio will vote separately on each Reorganization, and a Reorganization will only occur if approved. On the Closing Date, after the close of business, your Fund Value in the sub-account invested in each Acquired Portfolio at the time of the Reorganization will become invested in the sub-account that invests in the corresponding class of an Acquiring Portfolio, and the Acquired Portfolio will liquidate, cease operations, and will no longer be available for investment. You may continue to allocate or transfer into or out of the Acquired Portfolios until the Closing Date. Any allocation instruction you have on file that includes the Acquired Portfolios will be automatically updated with the corresponding Acquiring Portfolio after the Closing Date.
A combined Proxy Statement/Prospectus will be sent to Contract/Policy Owners invested in the Acquired Portfolios requesting their vote on the proposal, which will include a full discussion of the Reorganizations and the factors the Board of Trustees considered in approving the proposal.
Your rights and obligations under the Contract/Policy and your Fund Value will not change as a result of the Reorganizations. The fees and charges under the Contract/Policy will not change and there are no tax consequences to you as a result of the Reorganizations.
*     *     *
1

As of the Closing Date, this Supplement amends your Prospectus by removing all references to the Acquired Funds as Investment Options under the Contract. As of the Closing Date, the Acquiring Funds will be added as Investment Options under your Contract/Policy.
If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Acquired Funds, or other Funds available under your Contract/Policy, you may contact us by writing or calling Protective Life at P.O. Box 1854, Birmingham, AL 35201-1854 or toll free at 800-487-6669. You may also obtain Acquired Fund and other Fund prospectuses online at www.protective.com/productprospectus by selecting your Contract/Policy then “Investment Options.” Please work with your financial representative to determine if your existing allocation instructions should be changed before or after the Closing Date.

2

Prospectus
(Included in Registrant’s Form N-6, File No. 033-82570 Accession No. 0001104659-23-047641 filed on April 20, 2023, supplemented on May 23, 2023, Accession No. 0001104659-23-063550 and incorporated by reference herein.)

SAI
(Included in Registrant’s Form N-6, File No. 033-82570 Accession No. 0001104659-23-047641 filed on April 20, 2023, supplemented on May 23, 2023, Accession No. 0001104659-23-063550 and incorporated by reference herein.)

 Item 30. Exhibits

(a)            Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L, incorporated herein by reference to the Registration Statement filed on Form N-6 (File No. 333-102233) filed on December 27, 2002.

(b)            Not applicable.

(c)            (1) Wholesale Distribution Agreement dated April 1, 2005 by and Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al., incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

(i)
Form of the First Amendment dated as of October 1, 2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(ii)            Second Amendment dated as of August 1, 2015 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(2)         Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC., incorporated herein by reference to post-effective amendment no. 35 to the registration statement on Form N-4 (File No. 333-05593), filed on April 20, 2005.

(3)             Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC., incorporated herein by reference to post-effective amendment no. 35 to the registration statement on Form N-4 (File No. 333-05593), filed on April 20, 2005.

(4)            General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the registration statement Form S-1 (File No. 333-180068) filed on March 13, 2012.

(i)
First Amendment dated as of August 1, 2006 to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to post-effective amendment no. 45 to the Registration Statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

(ii)            Second Amendment dated as of April 1, 2008 to General Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(iii)       Form of the Third Amendment to General Agent Sales Agreement dated as of October 1, 2013 by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

(iv)      Fourth Amendment to General Agent Sales Agreement dated as of October 1, 2014 by and between MONY Life Insurance Company of America and AXA Network, LLC,  Incorporated herein by reference to the Registration Statement on Form S-3 (333-236437) filed on March 14, 2022.

(v)           Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015 by and between MONY Life Insurance Company of America (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Pre- Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.

(vi)   Sixth Amendment to General Agent Sales Agreement, dated as of August 1, 2015, by and between MONY Life Insurance Company of America (“MONY America”) and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 19, 2019.

(vii)  Seventh Amendment to General Agent Sales Agreement, dated as of April 1, 2016, by and between MONY Life Insurance Company of America (“MONY America”) and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form S-6 (File No. 333-56969) filed on April 19, 2019.

(viii)  Eighth Amendment to General Agent Sales Agreement dated as of November 1, 2019, by and between MONY Life Insurance Company of America ("MONY America") and AXA Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(ix) Ninth Amendment to General Agent Sales Agreement, dated as of October 1, 2020, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(x)  Tenth Amendment to General Agent Sales Agreement, dated as of September 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to post-effective amendment no. 33 to the registration statement on Form S-6 (File No. 333-82570) filed on April 21, 2022.

(xi)  Eleventh Amendment to General Agent Sales Agreement, dated as of November 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to post-effective amendment no. 33 to the registration statement on Form S-6 (File No. 333-82570) filed on April 21, 2022.

(5)             Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference of to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(6)
Broker-Dealer and General Agent Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

(7)             Wholesale Level Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Distributors, LLC, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

(d)            Form of policy, incorporated herein by reference to the registration statement on Form S-6 (File No. 33-82570) filed on August 8, 1994. Filed in paper.

(e)     (1) Application Form for Flexible Premium Variable Universal Life insurance Policy, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

     (2) Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

(f)  (1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

    (2) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

    (3)   Articles of Restatement of the Articles of Incorporation of Equitable Financial Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

    (4)   By-Laws of Equitable Financial Life Insurance Company of America (as Amended December 13, 2020) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

    (5)   Amended and Restated By-Laws of Equitable Financial Life Insurance Company of America dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-6 (file No. 333-191149) filed on April 21, 2021.

(g)  (1)   Reinsurance Agreement among Continental Assurance Company, Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America, incorporated herein by reference post-effective no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

      (2)   Automatic Reinsurance Agreement between Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America and RGA Reinsurance Company, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form N-6 (333-56969) filed on April 28, 2005.

   (3)   General & Cologne Life Re Automatic Yearly Renewable Term Reinsurance Agreement Treaty #M158-100 between Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form S-6 (File No. 333-56969) filed on April 28, 2005.

   (4)   Automatic Bulk YRT Non-Refund Agreement Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America with Allianz Life Insurance Company of North America, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form S-6 (File No. 333-56969) filed on April 28, 2005.

(5)   Reinsurance Agreement by and among Equitable Financial Life Insurance Company of America and Protective Life Insurance Company, dated October 1, 2013, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (333-56969) filed on April 25, 2014.

(h)            (1)    Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(i)            AMENDED AND RESTATED PARTICIPATION AGREEMENT, made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an “Account”), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

(ii)            Amendment No. 1, dated as of June 4, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust  Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

(iii)         Amendment No. 2, dated as of October 21, 2013 (“Amendment No. 2”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

(iv)        Amendment No. 3, dated as of November 1, 2013 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) “), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

(v)           Amendment No. 4, dated as of April 4, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(vi)        Amendment No. 5, dated as of June 1, 2014 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(vii)     Amendment No. 6, dated as of July 16, 2014 (“Amendment No. 6”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

(viii)  Amendment No. 7, dated as of July 16, 2014 (“Amendment No. 7”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 17, 2015.

(ix)        Amendment No. 8, dated as of December 21, 2015 (“Amendment No. 8”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Trust Registration Statement on Form N1-A (File No. 333-17217) filed on February 11, 2016.

(x)           Amendment No. 9, dated as of December 9, 2016 (“Amendment No. 9”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N1-A (File No. 333-17217) filed on January 31, 2017.

(xi)           Amendment No. 10, dated as of May 1, 2017, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference to Post- Effective Amendment No. 125 to the EQ Advisors Trust Registration Statement on Form N1-A  filed on April 28, 2017 (File No. 333-17217).

(xii)            Amendment No. 11, dated as of November 1, 2017, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference to Post- Effective Amendment No. 128 to the EQ Advisors Trust Registration Statement on Form N1-A filed on October 27, 2017 (File No. 333-17217).

(xiii)   Amendment No. 12 dated as of July 12, 2018 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 31, 2018.

(xiv)  Amendment No. 13 dated as of December 6, 2018 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 26, 2019.

(xv)  Amendment No. 14 dated as of July 16, 2020 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254202) filed on March 12,2021.

(xvi)  Amendment No. 15 dated as of February 1, 2021 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254202) filed on March 12,2021.

(xvii)  Amendment No. 16 dated as of February 26, 2021to the Amended and Restated Participation Agreement, dated as of May 23, 2012,as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

(xviii)  Amendment No. 17 dated July 22, 2021 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

(xix)  Amendment No. 18 dated January 13, 2022 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

(4)            Participation Agreement — among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

(i)               Amended and Restated Participation Agreement made and entered into as of  the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an Account”), AXA PREMIER VIP TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No.333-70754) filed on October 2, 2013.

(ii)            Amendment No. 1, dated as of October 21, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(iii)         Amendment No. 2, dated as of November 1, 2013 (“Amendment No.2”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”)., incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on February 11, 2014.

(iv)        Amendment No. 3, dated as of April 18, 2014 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(v)           Amendment No. 4, dated as of July 8, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(vi)        Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

(5)            Participation Agreement dated January 1, 1997 between Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.), Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form S-6 (File No. 333-56969) filed on April 26, 2012.

(i)               Amendment to Fund Participation Agreement dated May 15, 2002 by and between the Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.), Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form S-6 (File No. 333-56969) filed on April 26, 2012.

(6)         Participation Agreement dated July 1, 1999 between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

(i)               Amendment effective October 1, 2002 to Participation Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

(ii)           Second Amendment effective November 27, 2013 to Participation Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

                           (7)   Participation Agreement dated July 12, 2000 by and between MONY Life Insurance Company of America and Janus Aspen Series , previously filed with this Registration Statement, File No. 333-229237on Form N-6 on April 21, 2022.

                           (i)   First Amendment to Fund Participation Agreement effective October 1, 2002 to Fund Participation Agreement dated July 12, 2000 by and among Janus Aspen and MONY Life Insurance Company of America, previously filed with this Registration Statement, File No. 333-229237 on Form N-6 on April 21, 2022.

                           (ii)   Second Amendment to Fund Participation Agreement effective May 1, 2003 to Fund Participation Agreement dated July 12, 2000 by and among Janus Aspen and MONY Life Insurance Company of America, previously filed with this Registration Statement, File No. 333-229237 on Form N-6 on April 21, 2022.

                           (iii)   Fourth Amendment to Fund Participation Agreement effective February 10, 2021 to Fund Participation Agreement dated July 12, 2000 by and among Equitable Financial Life Insurance Company of America and Janus Aspen Series, previously filed with this Registration Statement, File No. 333-229237 on Form N-6 on April 21, 2022.

                           (iv)   Fifth Amendment to Fund Participation Agreement effective May 25, 2021 to Fund Participation Agreement dated July 12, 2000 by and among Equitable Financial Life Insurance Company of America and Janus Aspen Series, previously filed with this Registration Statement, File No. 333-229237 on Form N-6 on April 21, 2022.

                           (v)   Amendment to Fund Participation Agreement effective July 7, 2022, to Fund Participation Agreement dated July 12, 2000 by and among Equitable Financial Life Insurance Company of America and Janus Aspen Series, previously filed with this Registration Statement, File No. 033-82570 on Form N-6 on April 20, 2023.

            (i)     Administrative Services Agreement by and between MONY Life Insurance Company of America and Protective Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-6 (File No. 333-56969) filed on April 21, 2022.

            (j)     Not Applicable

(k) Opinion and consent of Shane Daly, Vice President and Associate General Counsel, incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-6 (File No. 033-82570) filed on May 23, 2023.

(l)                Not applicable.

(m)                Not applicable.

(n)    Consent of PricewaterhouseCoopers LLP, filed herewith.

(o)            No financial statements have been omitted from the prospectus.

(p)                Not applicable

           (q)   Redeemability Exemption. Memorandum Pursuant to Rule 6e-3(b)(12)(iii) Describing Issuance, Transfer, and Redemption Procedures,incorporated herein by reference to Post-Effective Amendment No. 4 to the registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003 .
(r)                Form of Initial Summary Prospectus – Not Applicable

(s)    Powers of Attorney, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-265030) filed on September 20, 2022.

Item 31. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Francis Hondal 10050 W. Suburban Drive Pinecrest, FL 33156	Director
Arlene Isaacs-Lowe 1830 South Ocean Drive, #1411 Hallandale, FL 33009	Director
Daniel G. Kaye 767 Quail Run Inverness, IL 60067	Director
Joan Lamm-Tennant 135 Ridge Common Fairfield, CT 06824	Director
Craig MacKay England & Company 1133 Avenue of the Americas Suite 2719 New York, NY 10036	Director
Bertram L. Scott 3601 Hampton Manor Drive Charlotte, NC 28226	Director
George Stansfield AXA 25, Avenue Matignon 75008 Paris, France	Director
Charles G.T. Stonehill Founding Partner Green & Blue Advisors 20 East End Avenue, Apt. 5C New York, New York 10028	Director
OFFICER-DIRECTOR
*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS
*Nicholas B. Lane	President
*José Ramón González	Chief Legal Officer and Secretary
*Jeffrey J. Hurd	Chief Operating Officer
*Robin M. Raju	Chief Financial Officer
*Michael B. Healy	Chief Information Officer
*Nicholas Huth	Chief Compliance Officer
*William Eckert	Chief Accounting Officer
*Darryl Gibbs	Chief Diversity Officer
*David W. Karr	Signatory Officer
*Jessica Baehr	Signatory Officer
*Mary Jean Bonadonna	Signatory Officer
*Eric Colby	Signatory Officer
*Steven M. Joenk	Chief Investment Officer
*Kenneth Kozlowski	Signatory Officer
*Carol Macaluso	Signatory Officer
*Hector Martinez	Signatory Officer
*James McCravy	Signatory Officer
*James Mellin	Signatory Officer
*Hillary Menard	Signatory Officer
*Kurt Meyers	Deputy General Counsel and Signatory Officer
*Maryanne (Masha) Mousserie	Signatory Officer
*Prabha ("Mary") Ng	Chief Information Security Officer
*Anthony Perez	Signatory Officer
*Antonio Di Caro	Signatory Officer
*Glen Gardner	Deputy Chief Investment Officer
*Shelby Hollister-Share	Signatory Officer
*Manuel Prendes	Signatory Officer
*Meredith Ratajczak	Chief Actuary
*Aaron Sarfatti	Chief Risk Officer and Chief Strategy Officer
*Stephen Scanlon	Signatory Officer
*Samuel Schwartz	Signatory Officer
*Stephanie Shields	Signatory Officer
*Joseph M. Spagnuolo	Signatory Officer
*Gina Tyler	Chief Communications Officer
*Constance Weaver	Chief Marketing Officer
*Stephanie Withers	Chief Auditor
*Yun ("Julia") Zhang	Treasurer

Item 32. Persons Controlled by or Under Common Control with the Depositor or Registrant

  No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Equitable Financial Life Insurance Company of America, a wholly-owned subsidiary of Equitable Holdings, LLC.

(a)   The Equitable Holdings, Inc. — Subsidiary Organization Chart: Q1-2023 is incorporated herein by reference to the Post-Effective Amendment No.8 to the Form N-4 Registration Statement (File No. 333-248907), filed with the Commission on May 23, 2023.

Item 33. Indemnification

The By-Laws of Equitable Financial Life Insurance Company of America (the “Corporation”) provide, in Article VI as follows:

Section 1. Nature of Indemnity. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys’ fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

Section 6. Survival; Preservation of Other Rights. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a “contract right” may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 7. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

The directors and officers of the Company are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities  (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters

(a)  Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of Equitable Financial, EQ Advisors Trust, and of Equitable America Variable Accounts A, K, L and 70A and AA. In addition, Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account 301.

(b)  Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC.

(i)         EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*David Karr	Director, Chairman of the Board and Chief Executive Officer
*Nicholas B. Lane	Director
*Frank Massa	Director and President
*Aaron Sarfatti	Director
*Jessica Baehr	Director
*Ralph E. Browning, II	Chief Privacy Officer
*Mary Jean Bonadonna	Chief Risk Officer
*Patricia Boylan	Broker Dealer Chief Compliance Officer
*Yun (“Julia”) Zhang	Director, Senior Vice President and Treasurer
*Nia Dalley	Vice President and Chief Conflicts Officer
*Brett Esselburn	Vice President, Investment Sales and Financial Planning
*Gina Jones	Vice President and Financial Crime Officer
*Page Pennell	Vice President
*Sean Donovan	Assistant Vice President
*Alan Gradzki	Assistant Vice President
*Janie Smith	Assistant Vice President
*James Mellin	Chief Sales Officer
*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer
*Prabha ("Mary") Ng	Chief Information Security Officer
*Alfred Ayensu-Ghartey	Vice President
*Joshua Katz	Vice President
*Christopher LaRussa	Investment Advisor Chief Compliance Officer
*Christian Cannon	Vice President and General Counsel
*Samuel Schwartz	Vice President
*Dennis Sullivan	Vice President
* Michael Cole	Vice President
*Constance (Connie) Weaver	Vice President
*Tony Richardson	Principal Operations Officer
*Michael Brudoley	Secretary
*Christine Medy	Assistant Secretary
*Francesca Divone	Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(ii) EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER
*Nicholas B. Lane	Director, Chairman of the Board and Chief Executive Officer
*Jessica Baehr	Director, Executive Vice President and Head of Group Retirement
*Hector Martinez	Director, Executive Vice President and Head of Life Business
*Eric Brown	Senior Vice President
*James Crimmins	Senior Vice President
*James Daniello	Senior Vice President
*Michael B. Healy	Senior Vice President
*Patrick Ferris	Senior Vice President
*Brett Ford	Senior Vice President
*Bernard Heffernon	Senior Vice President
*David Kahal	Senior Vice President
*Fred Makonnen	Senior Vice President
*Matthew Schirripa	Senior Vice President
*David Veale	Senior Vice President
*Arielle D’ Auguste	Vice President and General Counsel
*Alfred D’Urso	Vice President and Chief Compliance Officer
*Mark Teitelbaum	Senior Vice President
*Candace Scappator	Vice President, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer
*Gina Jones	Vice President and Financial Crime Officer
*Yun (“Julia”) Zhang	Senior Vice President and Treasurer
*Francesca Divone	Secretary
*Richard Frink	Senior Vice President
*Michael J. Gass	Vice President
*Kathi Gopie	Vice President
*Timothy Jaeger	Vice President
*Jeremy Kachejian	Vice President
*Laird Johnson	Vice President
*Enrico Mossa	Assistant Vice President
*James C. Pazareskis	Assistant Vice President
*Caitlin Schirripa	Assistant Vice President
*Samuel Schwartz	Vice President
*Greg Seavey	Vice President
* Michael Cole	Assistant Treasurer
*Stephen Scanlon	Director, Executive Vice President and Head of Individual Retirement
*Prabha ("Mary") Ng	Senior Vice President and Chief Information Security Officer
*Michael Brudoley	Assistant Secretary
*Christine Medy	Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Equitable Advisors	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

Item 35. Location of Accounts and Records

Information about the location of accounts and records was provided in the Separate Account's most recent report on Form N-CEN.

Item 36. Management Services

Not applicable.

Item 37. Fee Representation

Equitable Financial Life Insurance Company of America represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Equitable Financial Life Insurance Company of America.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on August 11, 2023.

Equitable America Variable Account L (Registrant)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company of America (Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel Equitable Financial Life Insurance Company of America

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-6 has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

Chief Executive Officer and Director
*
Mark Pearson

PRINCIPAL FINANCIAL OFFICER:

*	Chief Financial Officer
Robin Raju

PRINCIPAL ACCOUNTING OFFICER:

Chief Accounting Officer
*
William Eckert

*DIRECTORS:

Francis Hondal	Craig MacKay	Charles G.T. Stonehill
Daniel G. Kaye	Bertram L. Scott	Mark Pearson
Joan Lamm-Tennant	George Stansfield	Arlene Isaacs-Lowe

*BY:	/S/ SHANE DALY
Shane Daly Attorney-in-Fact August 11, 2023

EXHIBIT INDEX

(n) Consent of PricewaterhouseCoopers LLP